Redeemable shares with other preferential rights (Tables)	12 Months Ended
Jun. 30, 2023
Redeemable shares with other preferential rights
Schedule of movement of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights during the reporting periods

RMB’000
At July 1, 2020	2,381,327
Changes in fair value	1,625,287
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
At June 30, 2021	—